Shareholders' equity - Changes in share capital (Details) € / shares in Units, $ / shares in Units, $ in Millions																		1 Months Ended			12 Months Ended
	Dec. 15, 2025 EUR (€) € / shares shares	Dec. 11, 2025 EUR (€) € / shares shares	Dec. 02, 2025 EUR (€) shares	Nov. 18, 2025 EUR (€) € / shares shares	Nov. 05, 2025 EUR (€) € / shares shares	Nov. 04, 2025 EUR (€) € / shares shares	Oct. 09, 2025 EUR (€) € / shares shares	Sep. 01, 2025 EUR (€) shares	May 07, 2025 EUR (€) € / shares shares	Apr. 28, 2025 EUR (€) € / shares shares	Dec. 19, 2024 EUR (€) € / shares shares	Dec. 16, 2024 EUR (€) € / shares shares	Oct. 17, 2024 EUR (€) € / shares shares	Mar. 25, 2024 EUR (€) € / shares shares	Dec. 08, 2023 EUR (€) € / shares shares	Aug. 31, 2023 EUR (€) € / shares shares	Aug. 30, 2023 EUR (€) € / shares shares	Nov. 30, 2025 EUR (€) € / shares shares	Nov. 30, 2025 USD ($) $ / shares shares	May 31, 2025 shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Shareholders' equity																					€ (28,522,000)	€ (106,647,000)	€ (32,032,000)	€ 45,476,000
Issue of equity																					284,621,000	57,338,000	30,587,000
Increase (decrease) through share-based payment transactions, equity																					26,769,000	3,580,000	3,969,000
Transaction costs																					€ 17,134,000	9,605,000	2,511,000
Number of shares outstanding | shares																					193,236,978
Nominal value | € / shares																					€ 0.01
Capital increase																					€ 206,441,000	€ 57,338,000	30,589,000
August 2023
Disclosure of classes of share capital [line items]
Nominal value | € / shares																€ 0.01
Number of shares issued during the period | shares																9,618,638
Capital increase																€ 30,600,000
Tranche I, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Number of warrants exercised during the period | shares										1,000,000
Shares issued during period upon exercise of warrants | shares										1,000,000
Proceeds from exercise of warrants										€ 10,000
Tranche I, 2024 Financing arrangement in three tranches | T1 BSA Warrants
Disclosure of classes of share capital [line items]
Shares issued during period upon exercise of warrants | shares																					9,372,755
Number of warrants exercised | shares																					9,372,755
Tranche I, 2024 Financing arrangement in three tranches | T1 BSA warrants and T1 bis BSA warrants
Disclosure of classes of share capital [line items]
Nominal value | € / shares						€ 0.01
Shares issued during period upon exercise of warrants | shares						321,031
Proceeds from exercise of warrants						€ 3,210
Tranche I, phase I, 2024 Financing arrangement in three tranches | T1 BSA Warrants
Disclosure of classes of share capital [line items]
Number of warrants exercised during the period | shares			1,251,724					6,800,000
Shares issued during period upon exercise of warrants | shares			1,251,724					6,800,000
Proceeds from exercise of warrants			€ 12,517					€ 68,000
Tranche I, phase I, 2024 Financing arrangement in three tranches | T1 New Share
Disclosure of classes of share capital [line items]
Number of shares issued during the period | shares													34,600,507									34,600,507
Price per share | € / shares													€ 1.35									€ 1.35
Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Prefunded Warrants
Disclosure of classes of share capital [line items]
Nominal value | € / shares									€ 0.01
Share price, measurement input | € / shares									€ 3.19
Tranche II, 2024 Financing arrangement in three tranches | T2 New Share
Disclosure of classes of share capital [line items]
Issue of equity									€ 400,000
Transaction costs									€ 7,500,000
Nominal value | € / shares									€ 0.01
Number of shares issued during the period | shares									42,488,883				42,488,883							42,488,883
Price per share | € / shares									€ 1.35				€ 1.35
Capital increase									€ 57,400,000				€ 57,400,000
Share price, measurement input | € / shares									€ 3.19
Fair value of shares issued									€ 135,500,000
Upsized underwritten public offering including underwriters' options, at the market program | ADS
Disclosure of classes of share capital [line items]
Transaction costs																		€ 9,600,000
Nominal value | € / shares																		€ 0.01
Number of shares issued during the period | shares																		44,805,193	44,805,193
Price per share | (per share)																		€ 3.33	$ 3.85
Capital increase																		€ 149,000,000	$ 172.5
Number of shares represented by one depositary receipt																		1
AGA 2024-1, AGA- 2024-2 and AGA 2024-3
Disclosure of classes of share capital [line items]
Nominal value | € / shares	€ 0.01
Number of shares issued during the period | shares	907,756
Share capital
Disclosure of classes of share capital [line items]
Shareholders' equity																					€ 1,932,370	€ 956,624	521,158	€ 421,341
Issue of equity																					967,000	425,000	96,000
Increase (decrease) through exercise of warrants, equity																					€ 9,000	€ 11,000	€ 4,000
Number of shares outstanding | shares																					193,236,978	95,662,391	52,115,807	42,134,169
Nominal value | € / shares																					€ 0.01	€ 0.01	€ 0.01	€ 0.01
Share capital | August 2023
Disclosure of classes of share capital [line items]
Issue of equity																	€ 96,186
Number of shares | shares																	9,618,638
Nominal value | € / shares																	€ 0.01
Share capital | Tranche I, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Increase (decrease) through exercise of warrants, equity					€ 3,210
Number of shares | shares					321,031
Nominal value | € / shares					€ 0.01
Share capital | Tranche I, phase I, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Issue of equity													€ 346,005
Increase (decrease) through exercise of warrants, equity		€ 12,517					€ 68,000			€ 10,000
Number of shares | shares		1,251,724					6,800,000			1,000,000			34,600,507
Nominal value | € / shares		€ 0.01					€ 0.01			€ 0.01			€ 0.01
Share capital | Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Issue of equity											€ 78,721
Number of shares | shares											7,872,064
Nominal value | € / shares											€ 0.01
Share capital | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Issue of equity									€ 424,889
Number of shares | shares									42,488,883
Nominal value | € / shares									€ 0.01
Share capital | Upsized underwritten public offering including underwriters' options, at the market program | ADS
Disclosure of classes of share capital [line items]
Issue of equity				€ 448,052														€ 400,000
Number of shares | shares				44,805,193
Nominal value | € / shares				€ 0.01
Share capital | Bonus shares
Disclosure of classes of share capital [line items]
Increase (decrease) through share-based payment transactions, equity															€ 3,630
Number of shares | shares															363,000
Nominal value | € / shares															€ 0.01
Share capital | AGA 2021 & AGA 2021 BIS
Disclosure of classes of share capital [line items]
Increase (decrease) through share-based payment transactions, equity														€ 3,614
Number of shares | shares														361,381
Nominal value | € / shares														€ 0.01
Share capital | AGA 2023-2
Disclosure of classes of share capital [line items]
Increase (decrease) through share-based payment transactions, equity												€ 7,126
Number of shares | shares												712,632
Nominal value | € / shares												€ 0.01
Share capital | AGA 2024-1, AGA- 2024-2 and AGA 2024-3
Disclosure of classes of share capital [line items]
Increase (decrease) through share-based payment transactions, equity	€ 9,078
Number of shares | shares	907,756
Nominal value | € / shares	€ 0.01
Premiums related to share capital
Disclosure of classes of share capital [line items]
Shareholders' equity																					€ 528,230,262	€ 249,159,597	€ 201,862,263	€ 173,885,665
Issue of equity																					296,214,000	56,913,000	30,491,000
Increase (decrease) through exercise of warrants, equity																					(9,000)	(11,000)	(4,000)
Transaction costs																					€ 17,134,000	€ 9,605,000	€ 2,511,000
Premiums related to share capital | August 2023
Disclosure of classes of share capital [line items]
Issue of equity																	€ 30,491,082
Transaction costs																	€ 2,510,855
Premiums related to share capital | Tranche I, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Increase (decrease) through exercise of warrants, equity					€ 430,182
Premiums related to share capital | Tranche I, phase I, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Issue of equity													€ 38,422,366
Increase (decrease) through exercise of warrants, equity		€ 1,677,310					€ 9,112,000			€ 1,340,000
Premiums related to share capital | Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Issue of equity											€ 8,885,708
Premiums related to share capital | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Issue of equity									€ 127,595,233
Premiums related to share capital | Upsized underwritten public offering including underwriters' options, at the market program | ADS
Disclosure of classes of share capital [line items]
Issue of equity				€ 138,925,018
Premiums related to share capital | Bonus shares
Disclosure of classes of share capital [line items]
Increase (decrease) through share-based payment transactions, equity															€ (3,630)
Premiums related to share capital | AGA 2021 & AGA 2021 BIS
Disclosure of classes of share capital [line items]
Increase (decrease) through share-based payment transactions, equity														€ (3,614)
Premiums related to share capital | AGA 2023-2
Disclosure of classes of share capital [line items]
Increase (decrease) through share-based payment transactions, equity												€ (7,126)
Premiums related to share capital | AGA 2024-1, AGA- 2024-2 and AGA 2024-3
Disclosure of classes of share capital [line items]
Increase (decrease) through share-based payment transactions, equity	€ (9,078)